BORROWINGS (Schedule of Bank Borrowings) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Short-term bank borrowings	$ 55,582,070	$ 72,360,730
Long-term bank borrowings, current portion	50,398,250	51,576,265
Total borrowings, current	105,980,320	123,936,995
Long-term bank borrowings, non-current portion	111,948,913	118,548,430
Total	$ 217,929,233	$ 242,485,425